Fair Value - Summary of Assumptions Used in Determination of Fair Value of Derivatives (Detail)	Jun. 30, 2022 yr	Dec. 31, 2021 yr	Mar. 08, 2021 yr	Dec. 31, 2020 yr	Dec. 31, 2019 yr
Sponsor Earn-out Liability | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.62	3.91	9.19
Sponsor Earn-out Liability | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	62.25	52.5	29.2
Sponsor Earn-out Liability | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3	1.12	0.86
Sponsor Earn-out Liability | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.7	4.2	5
Sponsor Earn-out Liability | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0	0
Private Warrants | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.62	3.91	9.19
Private Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	62.3	52.5	29.2
Private Warrants | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.99	1.04	0.73
Private Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.2	3.7	4.5
Private Warrants | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0	0
Redeemable Convertible Preferred Stock Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				70	70
Redeemable Convertible Preferred Stock Warrants | Expected volatility | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			52
Redeemable Convertible Preferred Stock Warrants | Expected volatility | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			75
Redeemable Convertible Preferred Stock Warrants | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.1	1.6
Redeemable Convertible Preferred Stock Warrants | Risk free rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.04
Redeemable Convertible Preferred Stock Warrants | Risk free rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			1.28
Redeemable Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				2	2
Redeemable Convertible Preferred Stock Warrants | Expected term (in years) | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.08
Redeemable Convertible Preferred Stock Warrants | Expected term (in years) | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			7.71
Redeemable Convertible Preferred Stock Warrants | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0	0	0
Redeemable Convertible Preferred Stock Warrants | Measurement Input, Discount for Lack of Marketability [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			5	11	20
Redeemable Convertible Preferred Stock Warrants | Measurement Input, Discount for Lack of Marketability [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			33	55	55